Income Tax Expense	12 Months Ended
Dec. 31, 2017
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Income Tax Expense
14	INCOME TAX EXPENSE

Income tax charged to profit or loss was as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Income tax	1,962	1,396	737
Deferred taxation (note 38)	(162)	146	(113)

	1,800	1,542	624

Pursuant to the “Notice of the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs on Issues Concerning Relevant Tax Policies for Enhancing the Implementation of Western Region Development Strategy” (Cai Shui [2011] No.58), and other series of tax regulations, enterprises located in the western regions and engaged in the industrial activities as listed in the “Catalogue of Encouraged Industries in Western Regions”, will be entitled to a reduced corporate income tax rate of 15% from 2011 to 2020 upon approval from tax authorities. CEA Yunnan, a subsidiary of the Company, obtained approval from tax authorities and has been entitled to a reduced corporate income tax rate of 15% from 1 January 2011. The Company’s Sichuan branch, Gansu branch and Xibei branch also obtained approvals from respective tax authorities and are entitled to a reduced corporate income tax rate of 15%. The subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax rate of 16.5% (2016:16.5%, 2015: 16.5%).

The Company and its subsidiaries except for CEA Yunnan, Sichuan branch, Gansu branch and Xibei branch and those incorporated in Hong Kong, are generally subject to the PRC standard corporate income tax rate of 25% (2016: 25%, 2015: 25%).

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, are as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Profit before income tax	8,610	6,497	5,667

Tax calculated at the tax rate of 25% (2016: 25%, 2015: 25%)	2,152	1,624	1,417
Lower tax rates enacted by local authority	(87)	(102)	(156)
Share of results of associates and joint ventures	(63)	(37)	(38)
Income not subject to tax	(13)	(10)	—
Expenses not deductible for tax	38	117	104
Utilization of previously unrecognized tax losses	(253)	(51)	(1)
Unrecognized tax losses for the year	48	13	20
Utilization of deductible temporary differences	(13)	(10)	(686)
Unrecognized deductible temporary differences	2	6	(36)
Research and development costs’ super deduction	(11)	(8)	—

Tax charge	1,800	1,542	624

Effective tax rate	20.91%	23.73%	11.01%

The Group operates international flights to overseas destinations. There was no material overseas taxation for the years ended December 31, 2017, 2016 and 2015, as there are avoidance of double tax treaties between the PRC and the corresponding jurisdictions (including Hong Kong) relating to the aviation business.